Employee Benefits (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Employee Benefits
Salaries	€ 8,073	€ 4,226	€ 16,418	€ 8,958
Social charges	758	459	1,619	1,091
Pension charges	128	164	299	220
Share-based payment	887	540	2,862	1,499	€ 1,500
Other	180	147	352	321
Total employee benefits	€ 10,026	€ 5,536	€ 21,550	€ 12,089